Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Research and development, net	$ 2,060	$ 1,612	$ 4,646	$ 4,594	$ (5,724)	$ (7,736)
General and administrative, net	1,240	932	3,549	3,193	(4,131)	(5,545)
Operating loss	(3,300)	(2,544)	(8,195)	(7,787)	(9,855)	(13,281)
Financing income, net	85	98	144	201	228	118
Loss on disposal of property and equipment					(2)	(5)
Loss on legal settlement, net					(1,111)
Net loss	$ (3,215)	$ (2,446)	$ (8,051)	$ (7,586)	$ (10,740)	$ (13,168)
Basic net loss per share	$ (0.20)	$ (0.21)	$ (0.53)	$ (0.79)	$ (1.05)	$ (1.81)
Diluted net loss per share	$ (0.20)	$ (0.21)	$ (0.53)	$ (0.79)	$ (1.05)	$ (1.81)
Basic weighted average common shares outstanding	16,471,419	11,707,317	15,129,574	9,653,337	10,199,984	7,260,344
Diluted weighted average common shares outstanding	16,471,419	11,707,317	15,129,574	9,653,337	10,199,984	7,260,344